LEASE COMMITMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of lease expense and supplemental information related to lease

The table below presents information for lease costs related to our operating leases at March 31, 2020:

Operating lease cost:
Amortization of leased assets	$211,913
Interest of lease liabilities	26,825
Total operating lease cost	$238,738

The table below presents information for lease costs related to our operating leases at December 31, 2020:

Operating lease cost:
Amortization of leased assets	$114,032
Interest of lease liabilities	10,776
Total operating lease cost	$124,808

Maturities of lease liabilities

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at March 31, 2021:

Undiscounted Future Minimum Lease Payments	Operating Lease

2021 (nine months)	$246,339
2022	294,347
2023	252,000
2024	252,000
2025	249,357
Total	1,294,043
Amount representing imputed interest	(132,333)
Total operating lease liability	1,161,710
Current portion of operating lease liability	270,771
Operating lease liability, non-current	$890,939

The following table presents the discounted present value of minimum lease payments for our office and warehouses to the amounts reported as financial lease liabilities on the consolidated balance sheet at December 31, 2020:

Undiscounted Future Minimum Lease Payments	Operating Lease

2021	$59,291
Thereafter	26,673
Total	85,964
Amount representing imputed interest	(2,965)
Total operating lease liability	82,999
Current portion of operating lease liability	57,478
Operating lease liability, non-current	$25,521

Canfield [Member]
Components of lease expense and supplemental information related to lease

The Company recognized $27,504 in lease expense during each of the years ended December 31, 2019 and 2018.

Remaining lease term at December 31, 2019 (in months)	9
Discount rate	5%

Year Ended December 31, 2019
Operating lease expense	$27,504
Cash paid for amounts included in measurement of lease liability	$27,504

Supplemental balance sheet information related to leases

The supplemental balance sheet information related to leases for the period is as follows:

Right-of-Use Asset
ROU Asset, January 1, 2019	$43,677
Amortization of ROU Asset	(24,959)
ROU Asset, December 31, 2019	$18,718

Maturities of lease liabilities

Maturities of the Company’s lease liabilities are as follows:

Year Ending	Payments
2020	$20,628
Less: Imputed interest/present value discount	(1,910)
Present value of lease liability at December 31, 2019	$18,718